Schedule of Intangibles (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [Line Items]
Balance	$ 19,575
Loan commitment fees related to Senior Credit Facility	843	$ 1,408
Software	16,467	18,167
Balance	17,310	19,575
Gross [Member]
Disclosure of detailed information about intangible assets [Line Items]
Balance	55,111	55,108
Balance	59,952	55,111
Additions	1,789
Acquisition	3,000
Foreign exchange	52	3
Gross [Member] | Loan Commitment Fees [Member]
Disclosure of detailed information about intangible assets [Line Items]
Balance	17,081	17,081
Balance	17,081	17,081
Gross [Member] | Software [Member]
Disclosure of detailed information about intangible assets [Line Items]
Balance	38,030	38,027
Balance	39,871	38,030
Additions	1,789
Foreign exchange	52	3
Gross [Member] | Brand Names [Member]
Disclosure of detailed information about intangible assets [Line Items]
Balance	3,000
Acquisition	3,000
Accumulated Amortization [member]
Disclosure of detailed information about intangible assets [Line Items]
Balance	(35,536)	(31,193)
Balance	(42,642)	(35,536)
Foreign exchange	(76)	(16)
Amortization expense	(7,030)	(4,327)
Accumulated Amortization [member] | Loan Commitment Fees [Member]
Disclosure of detailed information about intangible assets [Line Items]
Balance	(15,673)	(15,014)
Balance	(16,238)	(15,673)
Amortization expense	(565)	(659)
Accumulated Amortization [member] | Software [Member]
Disclosure of detailed information about intangible assets [Line Items]
Balance	(19,863)	(16,179)
Balance	(23,404)	(19,863)
Foreign exchange	(76)	(16)
Amortization expense	(3,465)	$ (3,668)
Accumulated Amortization [member] | Brand Names [Member]
Disclosure of detailed information about intangible assets [Line Items]
Balance	(3,000)
Amortization expense	$ (3,000)